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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
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          SUPPLEMENT TO THE POLARIS(II) PROSPECTUS DATED APRIL 1, 1999

Anchor National is no longer offering the plus and max options as part of the Income Protector feature. If you purchased your contract between November 2, 1998 and March 31, 1999, your contract includes the base Income Protector feature. Additionally, because the plus and max options were available in your state of contract issue, you have the benefit of these options for the life of your contract. If you have not already elected one of these options, you may do so at anytime.

The income benefit base for the plus or max option accumulates at specified annual growth rates from the date the option you elect becomes effective. The current growth rates are as follows:

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             Option                                  Growth Rate*
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      The Income Protector Plus                         3.25%
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      The Income Protector Max                          6.50%
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* Growth rates are subject to change in the future.

Generally, to elect the plus and max options you must complete the Income Protector election form available through our Annuity Service Center. Once elected by you, the option applies for the life of your contract. Your income benefit base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your election form. In order to take income using the plus or max option of the Income Protector feature, you may not begin the Income Phase of your contract for at least seven years following the later of the date the option becomes effective or your latest step-up date. Thus, you must make your election prior to the later of (1) your 83rd birthday or (2) your 3rd contract anniversary.

The base Income Protector is a standard feature of your contract at no extra charge. If you elect the Income Protector plus or max option, we charge a fee as follows:

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             Option                        Fee as a % of Income Benefit Base
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      The Income Protector Plus                         .15%
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      The Income Protector Max                          .30%
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For more information on the plus and max options, please see the prospectus you received at the time you purchased your contract, or contact our Annuity Service Center at (800) 445-7862 or your financial representative.


Date: April 1, 1999

                Please keep this Supplement with your Prospectus